Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2020	Mar. 31, 2020
Collateralized Transactions
Gross balances of reverse repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	¥ 474	¥ 627
Gross balances of repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	2,356	6,356
Gross balances of securities borrowing transactions, not subject to enforceable master netting arrangements or similar agreements	958	998
Gross balances of securities lending transactions, not subject to enforceable master netting arrangements or similar agreements	¥ 226	¥ 138